Related-Party Transactions (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenue from contracts	$ 1,660	$ 1,592	$ 4,610	$ 4,227	$ 5,586	$ 5,243	$ 4,764
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Payments for tax work					105,000	103,000	116,000
Sharyland Distribution & Transmission Services (SDTS) [Member]
Related Party Transaction [Line Items]
Revenue from contracts	$ 4	$ 4	$ 12	12	16	11	10
Substation monitoring and switching services					$ 659,000	$ 639,000	$ 592,000
Sharyland Distribution & Transmission Services (SDTS) [Member] | Sempra Texas Holdings [Member] | Parent Of Sharyland [Member]
Related Party Transaction [Line Items]
Percentage of membership interest owned by non-controlling owners	50.00%		50.00%		50.00%
Maximum [Member] | Sharyland Distribution & Transmission Services (SDTS) [Member]
Related Party Transaction [Line Items]
Substation monitoring and switching services			$ 1	$ 1